                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.   26          (File No. 33-4173)       /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             28       (File No. 811-3217)              /X/

                                     (Check appropriate box or boxes)

     IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN                         55474

--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

    Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   / / immediately upon filing pursuant to paragraph (b)

   /X/ on May 1, 2006 pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)
   / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   / / this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006


IDS LIFE

FLEXIBLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   IDS LIFE INSURANCE COMPANY (IDS LIFE)

             70100 Ameriprise Financial Center

             Minneapolis, MN 55474
             Telephone: (800) 862-7919

             ameriprise.com/variableannuities

             IDS LIFE ACCOUNT F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ


NEW FLEXIBLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:


   -  Alliance Bernstein Variable Products Series Fund, Inc.

   - RiverSource(SM) Variable Portfolio Funds (previously American Express(R) Variable Portfolio Funds)

   -  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


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1 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   8
FINANCIAL STATEMENTS                                                          9
THE VARIABLE ACCOUNTS AND THE FUNDS                                          10
THE FIXED ACCOUNT                                                            14
BUYING YOUR CONTRACT                                                         14
CHARGES                                                                      15
VALUING YOUR INVESTMENT                                                      17
MAKING THE MOST OF YOUR CONTRACT                                             18
SURRENDERS                                                                   22
TSA -- SPECIAL PROVISIONS                                                    23
CHANGING OWNERSHIP                                                           24
BENEFITS IN CASE OF DEATH                                                    24
THE ANNUITY PAYOUT PERIOD                                                    25
EXCHANGE PROGRAM                                                             27
TAXES                                                                        27
VOTING RIGHTS                                                                30
ABOUT THE SERVICE PROVIDERS                                                  30
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 32



CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code


-  Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


-  Plans under Section 401(k) of the Code


-  Custodial and investment only plans under Section 401(a) of the Code


-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-  Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each variable account on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

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3 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.


THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or variable accounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distribution"). You should consult your tax advisor for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (p. 14)


PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS:

   If paying by installments under a scheduled payment plan:

      $50 per month

      $23.08 biweekly

   If paying by any other method:

      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:

      $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 22)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 24)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 24)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 25)


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4 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

TAXES: Generally, income earned your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 27)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of new purchase payments surrendered)

           YEARS FROM PURCHASE PAYMENT RECEIPT           SURRENDER CHARGE PERCENTAGE
                             1                                        7%

                             2                                        7

                             3                                        7

                             4                                        7

                             5                                        7

                             6                                        7

                             Thereafter                               0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                      $24

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily variable account value)

MORTALITY AND EXPENSE RISK FEE                         1%

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5 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a) (Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                        MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements           0.61%     1.24%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more by allocating your contract values to the variable accounts investing in those funds that have adopted 12b-1 plans than under other contracts that may have variable accounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                             GROSS TOTAL
                                                                         MANAGEMENT   12b-1      OTHER          ANNUAL
                                                                            FEES      FEES      EXPENSES       EXPENSES
AllianceBernstein VPS Growth and Income Portfolio (Class B)                 0.55%     0.25%       0.05%       0.85%(1)
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.54      0.13        0.14        0.81(2),(3),(4)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.33      0.13        0.15        0.61(2),(3)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.47      0.13        0.17        0.77(2),(3)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.68      0.13        0.16        0.97(2),(3),(4)
(previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.71      0.13        0.20        1.04(2),(3)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - Growth Fund                            0.66      0.13        0.17        0.96(2),(3),(4)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.59      0.13        0.16        0.88(2),(3)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.72      0.13        0.20        1.05(2),(3),(4)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.56      0.13        0.14        0.83(2),(3),(4)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.63      0.13        0.17        0.93(2),(3),(4),(5)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
Wells Fargo Advantage VT Small Cap Growth Fund                              0.75      0.25        0.24        1.24(6)



(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(2) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(3) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(4) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund and 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund.
(5) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.


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6 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

(6) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.20% for Wells Fargo VT Advantage Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                   IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
             AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
          1 YEAR      3 YEARS      5 YEARS     10 YEARS     1 YEAR       3 YEARS     5 YEARS     10 YEARS
          $938.01    $1,432.89    $1,954.04    $2,681.18    $238.01      $732.89    $1,254.04    $2,681.18



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                   IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
             AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
          1 YEAR      3 YEARS      5 YEARS     10 YEARS     1 YEAR       3 YEARS     5 YEARS     10 YEARS
          $873.43    $1,237.47    $1,625.67    $2,012.68    $173.43      $537.47     $925.67     $2,012.68



* In these examples, the $24 contract administrative charge is approximated as a .082% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


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7 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each variable account. The date in which operations commenced in each variable account is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,     2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/1/2001)
Accumulation unit
value at beginning
of period            $     1.02 $     0.93 $     0.71 $     0.92 $     1.00         --         --         --         --         --
Accumulation unit
value at end of
period               $     1.06 $     1.02 $     0.93 $     0.71 $     0.92         --         --         --         --         --
Number of
accumulation units
outstanding at end
of period
(000 omitted)           134,208    144,601    130,895    124,946     78,465         --         --         --         --         --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (4/30/1986)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit
value at beginning
of period            $     4.37 $     4.02 $     3.38 $     3.92 $     4.43 $     4.58 $     4.03 $     3.51 $     2.97 $     2.56
Accumulation unit
value at end of
period               $     4.49 $     4.37 $     4.02 $     3.38 $     3.92 $     4.43 $     4.58 $     4.03 $     3.51 $     2.97
Number of
accumulation units
outstanding at end
of period
(000 omitted)           291,684    372,907    452,913    559,481    733,747    844,645    986,013  1,100,357  1,178,735  1,197,162
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/13/1981)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit
value at beginning
of period            $     2.84 $     2.85 $     2.87 $     2.86 $     2.79 $     2.66 $     2.56 $     2.46 $     2.36 $     2.27
Accumulation unit
value at end of
period               $     2.89 $     2.84 $     2.85 $     2.87 $     2.86 $     2.79 $     2.66 $     2.56 $     2.46 $     2.36
Number of
accumulation
units outstanding at
end of period
(000 omitted)            22,186     29,769     46,633     78,538     94,451     78,439    129,561     98,897     87,255     89,644

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.54%
AND 2.57%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/13/1981)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit
value at beginning
of period            $     6.61 $     6.38 $     6.17 $     5.91 $     5.54 $     5.31 $     5.27 $     5.25 $     4.86 $     4.59
Accumulation unit
value at end of
period               $     6.68 $     6.61 $     6.38 $     6.17 $     5.91 $     5.54 $     5.31 $     5.27 $     5.25 $     4.86
Number of
accumulation units
outstanding at end
of period
(000 omitted)            72,737     91,275    116,954    152,852    182,068    186,284    238,818    287,881    316,789    362,167
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit
value at beginning
of period            $     1.25 $     1.06 $     0.76 $     0.95 $     1.00         --         --         --         --         --
Accumulation unit
value at end of
period               $     1.40 $     1.25 $     1.06 $     0.76 $     0.95         --         --         --         --         --
Number of
accumulation units
outstanding at end
of period
(000 omitted)           279,324    227,859    152,402    130,357     70,703         --         --         --         --         --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit
value at beginning
of period            $     1.59 $     1.46 $     1.30 $     1.14 $     1.14 $     1.12 $     1.18 $     1.10 $     1.07 $     1.00
Accumulation unit
value at end of
period               $     1.49 $     1.59 $     1.46 $     1.30 $     1.14 $     1.14 $     1.12 $     1.18 $     1.10 $     1.07
Number of
accumulation units
outstanding at end
of period
(000 omitted)            39,541     43,302     46,753     50,932     51,831     56,694     70,499     78,150     65,609     24,878
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit
value at beginning
of period            $     0.76 $     0.71 $     0.59 $     0.80 $     1.00         --         --         --         --         --
Accumulation unit
value at end of
period               $     0.81 $     0.76 $     0.71 $     0.59 $     0.80         --         --         --         --         --
Number of
accumulation units
outstanding at end
of period
(000 omitted)            75,562     33,315     35,326     14,618      5,597         --         --         --         --         --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit
value at beginning
of period            $     1.39 $     1.26 $     1.01 $     1.10 $     1.05 $     1.17 $     1.12 $     1.18 $     1.05 $     1.00
Accumulation unit
value at end of
period               $     1.43 $     1.39 $     1.26 $     1.01 $     1.10 $     1.05 $     1.17 $     1.12 $     1.18 $     1.05
Number of
accumulation units
outstanding at end
of period
(000 omitted)            91,388    121,607    137,684    135,204    165,801    181,306    218,583    228,165    175,024     59,939


--------------------------------------------------------------------------------
8 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,     2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
RIVERSOURCE(SM)VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit
value at beginning
of period            $     1.57 $     1.35 $     1.07 $     1.32 $     1.87 $     2.51 $     1.74 $     1.52 $     1.49 $     1.38
Accumulation unit
value at end of
period               $     1.77 $     1.57 $     1.35 $     1.07 $     1.32 $     1.87 $     2.51 $     1.74 $     1.52 $     1.49
Number of
accumulation units
outstanding at end
of period
(000 omitted)           319,427    371,979    415,319    509,030    667,381    812,275    898,715  1,042,405  1,168,353  1,220,486
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (10/13/1981)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit
value at beginning
of period            $     8.48 $     8.09 $     6.32 $     8.19 $    10.10 $    12.36 $    10.09 $     8.21 $     6.67 $     6.25
Accumulation unit
value at end of
period               $     8.91 $     8.48 $     8.09 $     6.32 $     8.19 $    10.10 $    12.36 $    10.09 $     8.21 $     6.67
Number of
accumulation units
outstanding at end
of period
(000 omitted)           133,911    174,870    209,699    254,879    335,310    391,805    449,948    507,310    556,866    628,555

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM)VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit
value at beginning
of period            $     1.10 $     1.02 $     0.84 $     0.99 $     1.00         --         --         --         --         --
Accumulation unit
value at end of
period               $     1.20 $     1.10 $     1.02 $     0.84 $     0.99         --         --         --         --         --
Number of
accumulation units
outstanding at end
of period
(000 omitted)           104,033    121,270    110,323     76,368     19,770         --         --         --         --         --

*RIVERSOURCE(SM)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit
value at beginning
of period            $     1.64 $     1.61 $     1.31 $     1.69 $     2.05 $     2.27 $     1.74 $     1.37 $     1.11 $     1.00
Accumulation unit
value at end of
period               $     1.65 $     1.64 $     1.61 $     1.31 $     1.69 $     2.05 $     2.27 $     1.74 $     1.37 $     1.11
Number of
accumulation units
outstanding at end
of period
(000 omitted)           359,158    586,433    756,076    907,437  1,142,222  1,226,806  1,188,480  1,001,826    831,259    350,598

*RIVERSOURCE(SM)VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
ON MARCH 17, 2006

RIVERSOURCE(SM)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit
value at beginning
of period            $     1.60 $     1.48 $     1.16 $     1.72 $     2.59 $     3.24 $     1.91 $     1.88 $     1.68 $     1.46
Accumulation unit
value at end of
period               $     1.73 $     1.60 $     1.48 $     1.16 $     1.72 $     2.59 $     3.24 $     1.91 $     1.88 $     1.68
Number of
accumulation units
outstanding at end
of period
(000 omitted)           250,863    351,588    451,834    559,621    752,799    868,637    927,190  1,087,314  1,168,829  1,172,793

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/1/2001)
Accumulation unit
value at beginning
of period            $     0.91 $     0.81 $     0.57 $     0.94 $     1.00         --         --         --         --         --
Accumulation unit
value at end of
period               $     0.96 $     0.91 $     0.81 $     0.57 $     0.94         --         --         --         --         --
Number of
accumulation units
outstanding
at end of period
(000 omitted)            96,220    114,500     97,223     68,358     25,510         --         --         --         --         --



FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.

--------------------------------------------------------------------------------
9 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNTS AND THE FUNDS

THE VARIABLE ACCOUNTS: All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (separate accounts) may be offered by an insurance company and how many exchanges among those separate accounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the separate account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers variable accounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the variable accounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue.


--------------------------------------------------------------------------------
10 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

   In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to variable accounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a variable account that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the variable account that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating sales representatives who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
11 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE VARIABLE ACCOUNTS THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein          Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
VPS Growth and Income      dividend-paying common stocks of large, well-established, "blue
Portfolio (Class B)        chip" companies.

RiverSource                Maximum total investment return through a combination of          RiverSource Investments
Variable Portfolio -       capital growth and current income. Invests primarily in a
Balanced Fund              combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                           of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource                Maximum current income consistent with liquidity and stability    RiverSource Investments
Variable Portfolio -       of principal. Invests primarily in money market instruments,
Cash Management Fund       such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                           deposit, bankers' acceptances, letters of credit, and
                           commercial paper, including asset-backed commercial paper.

RiverSource                High level of current income while attempting to conserve the     RiverSource Investments
Variable Portfolio -       value of the investment and continuing a high level of income
Diversified Bond Fund      for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                           Lehman Brothers Aggregate Bond Index (Index), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                           Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource                High level of current income and, as a secondary goal, steady     RiverSource Investments
Variable Portfolio -       growth of capital. Under normal market conditions, the Fund
Diversified Equity         invests at least 80% of its net assets in dividend-paying
Income Fund                common and preferred stocks.

RiverSource                High total return through income and growth of capital.           RiverSource Investments
Variable Portfolio -       Non-diversified mutual fund that invests primarily in debt
Global Bond Fund           obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                           conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                           including money market instruments of issuers located in at least three different countries.


--------------------------------------------------------------------------------
12 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource                Long-term capital growth. Invests primarily in common stocks      RiverSource Investments
Variable Portfolio -       and securities convertible into common stocks that appear to
Growth Fund                offer growth opportunities. These growth opportunities could result from new management, market developments, or
                           technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource                High current income, with capital growth as a secondary           RiverSource Investments
Variable Portfolio -       objective. Under normal market conditions, the Fund invests at
High Yield Bond Fund       least 80% of its net assets in high-yielding, high-risk
                           corporate bonds (junk bonds) issued by U.S. and foreign
                           companies and governments.

RiverSource                Capital appreciation. Invests primarily in equity securities of   RiverSource Investments, adviser;
Variable Portfolio -       foreign issuers that offer strong growth potential. The Fund      Threadneedle International Limited,
International              may invest in developed and in emerging markets.                  an indirect wholly-owned subsidiary
Opportunity Fund                                                                             of Ameriprise Financial, subadviser.

RiverSource                Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
Variable Portfolio -       invests at least 80% of its net assets in equity securities of
Large Cap Equity Fund      companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource                Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
Variable Portfolio -       invests at least 80% of its net assets in equity securities of
Mid Cap Growth Fund        mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

Wells Fargo Advantage VT   Long-term capital appreciation. Focus is on companies believed    Wells Fargo Funds Management, LLC,
Small Cap Growth Fund      to have above-average growth potential or that may be involved    adviser; Wells Capital Management
                           in new or innovative products, services and processes. Invests    Incorporated, subadviser.
                           principally in securities of companies with market
                           capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, which is considered a small capitalization index that is expected to change frequently.


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13 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits.You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later or a date that has been otherwise agreed to by us. Contract owners of IRAs may also be able to satisfy RMDs using other IRAs and in that case, may delay the annuity payout start date for this contract.

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "TSA -- Special Provisions.")

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

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14 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:

      $50 per month

      $23.08 biweekly

   If paying by any other method:

      $50

(1) If you do not make any purchase payments for 24 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

      $50,000

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

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15 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular variable or fixed account.

- Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

- Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a first-in, first-out (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.27. We determine this amount as follows:

               AMOUNT REQUESTED                    $1,000
          ------------------------       OR        ------ = $1,075.27
          1.00 - WITHDRAWAL CHARGE                  .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary (except in Washington and Oregon);

- contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered, and

-  death benefits.


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

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16 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT


We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the variable accounts;

-  transfers into or out of the variable accounts;

-  partial surrenders;

-  surrender charges; and/or

-  deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the variable accounts;

-  fund capital gains or losses;

-  fund operating expenses; and

-  mortality and expense risk fees.

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17 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
                                                             AMOUNT    ACCUMULATION   OF UNITS
                                               MONTH        INVESTED    UNIT VALUE    PURCHASED
By investing an equal number                    Jan          $100         $20          5.00
of dollars each month ...
                                                Feb           100          18          5.56

you automatically buy                           Mar           100          17          5.88
more units when the
per unit market price is low ... ------>        Apr           100          15          6.67

                                                May           100          16          6.25

                                                Jun           100          18          5.56

                                                Jul           100          17          5.88

and fewer units                                 Aug           100          19          5.26
when the per unit
market price is high.            ------>        Sept          100          21          4.76

                                                Oct           100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one variable account, or the fixed account, to another variable account before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE VARIABLE ACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE VARIABLE ACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


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18 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

Market timing may hurt the performance of an underlying fund in which a variable account invests in several ways, including but not necessarily limited to:


- diluting the value of an investment in an underlying fund in which a variable account invests;

- increasing the transaction costs and expenses of an underlying fund in which a variable account invests; and,

- preventing the investment adviser(s) of an underlying fund in which a variable account invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a variable account that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE VARIABLE
ACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three variable account transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:


-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE VARIABLE ACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


--------------------------------------------------------------------------------
19 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable accounts.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the variable accounts, or from the variable accounts to the fixed account. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.




--------------------------------------------------------------------------------
20 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


IDS LIFE INSURANCE COMPANY

70100 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance


* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $50

3 BY PHONE

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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21 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under your contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum contract value after partial surrenders is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.




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22 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-  surrender all or part of your contract at any time; and

-  move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

PARTICIPATION IN THE PORTLAND PUBLIC SCHOOLS TSA PROGRAM

We guarantee that your fixed account surrender value will not be less than the purchase payments (less amounts previously surrendered) provided:

-  you allocated all purchase payments only to the fixed account; and

-  you did not transfer money from the fixed account to any variable account.

If you allocated payments to a variable account or transferred money from the fixed account to a variable account, the guarantee does not apply.

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23 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT OREGON, TEXAS AND WASHINGTON:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-  contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-  purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-  contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

FOR CONTRACTS ISSUED IN OREGON, TEXAS AND WASHINGTON:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-  purchase payments minus any surrenders; or

-  contract value.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

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24 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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25 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.05% and 6.55% depending on the applicable assumed investment rate (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.




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26 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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EXCHANGE PROGRAM

You may be eligible to exchange your contract for a new and enhanced contract that we currently offer. If you are eligible and you decide to participate in the Exchange Program, we will not deduct any surrender charges that remain on this contract at the time of the exchange. You may be eligible to participate in the Exchange Program if:

- You have not made any purchase payments greater than $4,000 in any tax year for the 36 months before you participate in the Exchange Program (except for payments you made under a scheduled payment plan);

-  Your remaining surrender charge is 2% or less of your contract value; and

- You have completed ten or more contract years (although we reserve the right to offer this Exchange Program to you even if you have completed less than ten contract years).

If you are interested, you should talk to your sales representative to learn more about the Exchange Program and to discuss your individual contract, tax and financial circumstances. You will want to consider such factors as:

- Whether you expect to hold the new contract as a long-term investment and the withdrawal provisions under the new contract compared to this contract;

-  The surrender charges under the new contract;

- The lower expenses and credits under the new contract that could be offset if you surrender the new contract during the surrender charge period or begin to take annuity payouts during the first few years (which means you could be worse off than if you had rejected the Exchange Program);

-  The death benefit under the new contract compared to this contract;

- The guaranteed annuity settlement rates under the new contract compared to this contract;

-  Any tax benefits you could lose as a result of the exchange; and

- Any change in interest crediting rates on the fixed account under the new contract.


If you exercise your free-look option under the new contract, we will restore this contract to the extent possible. We have reserved the right to terminate the Exchange Offer at any time. Accordingly, we have decided to terminate the Exchange Offer on June 30, 2006.


TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout "Plan A -- Life annuity -- no refund," where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59(1)/2 unless certain exceptions apply.


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27 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer
Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59(1)/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death, or in the event of nonnatural ownership, the death of annuitant;


-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless:

(1)  the contract is an IRA to which you made non-deductible contributions; or


(2)  you rolled after-tax dollars from a retirement plan into your IRA; or


(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

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28 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS
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SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:

(1)  the contract is an IRA to which you made non-deductible contributions; or


(2)  you rolled after-tax dollars from a retirement plan into your IRA; or


(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SECTION 457 PLANS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUNITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59(1)/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you age 55 (TSAs and annuities funding 401(a) and 401(k) plans only);


-  if the payout is a 457 plan distribution; or

-  to pay certain medical or education expenses (IRAs only).




--------------------------------------------------------------------------------
29 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each variable account invests and becomes part of that variable account's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the variable accounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-  the reserve held in each account for your contract, divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER


IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc.

IDS Life conducts a conventional life insurance business. It acts as a direct writer of fixed and variable insurance policies and annuities and is licensed in 49 states, the District of Columbia and American Samoa. IDS Life has four wholly-owned subsidiaries, two which serve New York residents and two which serve residents in states other than New York. IDS Life and its subsidiaries offer fixed and variable insurance policies and annuities through individual sales representatives, through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

IDS Life's primary life insurance products include variable life insurance, universal life insurance, traditional whole life insurance and disability income insurance. IDS Life's primary annuity products include variable and fixed deferred and immediate annuities.

We are the sole distributor of the contract which we offer continuously. We pay time-of-sale commissions of up to 5.50% of purchase payments on the contract as well as service/trail commissions of up to 0.175% based on annual total contract value for as long as the contract remains in effect.


--------------------------------------------------------------------------------
30 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representatives for selling and servicing the contract. These commissions do not change depending on which variable accounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contract owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.


SOURCES OF PAYMENTS TO SALES REPRESENTATIVES


- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");


   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Accounts and the Funds - The funds");

   - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


   - revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including surrender charges; and

   - fees and expenses charged by the underlying funds in which the variable accounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

LEGAL PROCEEDINGS


The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Accounts.


--------------------------------------------------------------------------------
31 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                              p. 3

Rating Agencies                                                          p. 4

Revenues Received During Calendar Year 2005                              p. 4

Principal Underwriter                                                    p. 5

Independent Registered Public Accounting Firm                            p. 5

Financial Statements


--------------------------------------------------------------------------------
32 IDS LIFE FLEXIBLE ANNUITY -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


      IDS Life Insurance Company (Distributor), Member NASD, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
          RiverSource(SM) insurance and annuity products are issued by
          IDS Life Insurance Company, an Ameriprise Financial company.

            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

S-6155 Y (5/06)

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                       IDS LIFE EMPLOYEE BENEFIT ANNUITY
                           IDS LIFE FLEXIBLE ANNUITY
                    IDS LIFE GROUP VARIABLE ANNUITY CONTRACT
                  IDS LIFE VARIABLE RETIREMENT AND COMBINATION
                              RETIREMENT ANNUITIES

           IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ,
                                 RZ, SZ and TZ
                                  MAY 1, 2006

IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ, and TZ are separate accounts established and maintained by IDS Life Insurance Company (IDS
Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS

Calculating Annuity Payouts................................................p.  3


Rating Agencies............................................................p.  4

Revenues Received During Calendar Year 2005................................p.  4

Principal Underwriter......................................................p.  5

Independent Registered Public Accounting Firm..............................p.  5

Financial Statements

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2  ---  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                 3RD FINAL DRAFT
                                                                 ---------------

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNTS

For Employee Benefit Annuity, Flexible Annuity, Variable Retirement and Combination Retirement Annuities, we do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

o determine the dollar value of your contract or certificate on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or certificate, or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o     the annuity unit value on the valuation date by;

o     the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and

o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract or certificate.

--------------------------------------------------------------------------------
   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 3
--------------------------------------------------------------------------------

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.


For detailed information on the agency ratings given to IDS Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

--------------------------------------------------------------------------------
A.M. Best                                                         www.ambest.com
--------------------------------------------------------------------------------
Fitch                                                       www.fitchratings.com
--------------------------------------------------------------------------------
Moody's                                                 www.moodys.com/insurance
--------------------------------------------------------------------------------
Standard & Poor's                                       www.standardandpoors.com
--------------------------------------------------------------------------------


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Fidelity(R) Variable Insurance Products                                      $   8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                       6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                        6,167,159.08
American Century(R) Variable Portfolios, Inc.                                    5,916,210.77
Goldman Sachs Variable Insurance Trust                                           5,908,269.00
AIM Variable Insurance Funds                                                     4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                            4,105,185.33
Putnam Variable Trust                                                            2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                              2,814,229.09
Credit Suisse Trust                                                              1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                       1,785,045.10
Janus Aspen Series                                                                 973,913.25
Evergreen Variable Annuity Trust                                                   950,086.78
Oppenheimer Variable Account Funds                                                 940,501.39
Third Avenue Variable Series Trust                                                 930,151.06
Royce Capital Fund                                                                 909,404.51
Lazard Retirement Series, Inc.                                                     866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.         766,423.33
Pioneer Variable Contracts Trust                                                   367,921.93
Calvert Variable Series, Inc.                                                      166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                    40,580.81
STI Classic Variable Trust                                                          25,316.37
Premier VIT                                                                         20,167.99
Baron Capital Funds Trust                                                            7,180.35
J.P. Morgan Series Trust II                                                          4,344.49

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


--------------------------------------------------------------------------------
4  ---  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by Ameriprise Financial. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2005: $96,912,450; 2004: $57,026,951; and 2003: $39,181,124. IDS Life
retains no underwriting commission from the sale of the contract.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, OZ, RZ, SZ and TZ (which include IDS Life Employee Benefit Annuity, IDS Life Flexible Annuity, IDS Life Group Variable Annuity Contract and IDS Life Variable Retirement and Combination retirement Annuities) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 5
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ at December 31, 2005, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota

March 31, 2006

--------------------------------------------------------------------------------
6 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET ACCOUNTS
                                                  ----------------------------------------------------------------------------
DECEMBER 31, 2005                                      SZ              N               H              G               PZ
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                      $143,873,795   $1,328,782,304   $ 64,340,001   $490,518,965   $  393,788,212
Dividends receivable                                        --               --        190,129      1,613,579               --
Accounts receivable from IDS Life for contract
 purchase payments                                          --               --         70,573             --          110,090
Receivable for share redemptions                        64,116               --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                       143,937,911    1,328,782,304     64,600,703    492,132,544      393,898,302
==============================================================================================================================
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                      120,935        1,101,585         53,536        407,838          323,238
   Contract terminations                                64,116        1,041,406             --        439,350               --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      185,051        2,142,991         53,536        847,188          323,238
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               142,339,479    1,310,220,585     64,099,422    485,755,909      391,152,115
Net assets applicable to contracts in
 payment period                                      1,413,381       16,418,728        447,745      5,529,447        2,422,949
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $143,752,860   $1,326,639,313   $ 64,547,167   $491,285,356   $  393,575,064
==============================================================================================================================
(1) Investment shares                                5,836,665       89,673,934     64,362,996     46,824,045       28,272,212
(2) Investments, at cost                          $124,820,119   $1,321,061,904   $ 64,339,984   $517,697,473   $  308,014,439
------------------------------------------------------------------------------------------------------------------------------

                                                                        SEGREGATED ASSET ACCOUNTS
                                                  ----------------------------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                          KZ              QZ              LZ             IZ                F
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                      $ 59,625,527   $   62,084,189   $132,033,698   $571,617,683   $1,205,013,543
Dividends receivable                                   108,612               --        547,260             --               --
Accounts receivable from IDS Life for contract
 purchase payments                                          --          135,789             --             --               --
Receivable for share redemptions                            --               --             --             --               --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                        59,734,139       62,219,978    132,580,958    571,617,683    1,205,013,543
==============================================================================================================================
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                       49,788           49,588        110,490        472,147          998,594
   Contract terminations                                36,897               --         75,110        254,214          873,101
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       86,685           49,588        185,600        726,361        1,871,695
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                59,072,727       61,559,856    130,402,854    566,936,075    1,193,101,710
Net assets applicable to contracts in
 payment period                                        574,727          610,534      1,992,504      3,955,247       10,040,138
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 59,647,454   $   62,170,390   $132,395,358   $570,891,322   $1,203,141,848
==============================================================================================================================
(1) Investment shares                                5,649,251        9,115,732     19,825,972     52,810,255       54,814,132
(2) Investments, at cost                          $ 58,452,935   $   55,479,612   $130,901,176   $523,428,234   $1,322,392,835
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 7
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 SEGREGATED ASSET ACCOUNTS
                                                  --------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                          RZ             MZ             JZ           TZ
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                      $126,372,757   $605,832,943   $439,641,183   $92,665,934
Dividends receivable                                        --             --             --            --
Accounts receivable from IDS Life for contract
 purchase payments                                          --             --             --            --
Receivable for share redemptions                            --             --             --        20,898
----------------------------------------------------------------------------------------------------------
Total assets                                       126,372,757    605,832,943    439,641,183    92,686,832
==========================================================================================================
----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                      104,315        506,861        365,221        77,977
   Contract terminations                                64,767        754,460        424,711        20,898
----------------------------------------------------------------------------------------------------------
Total liabilities                                      169,082      1,261,321        789,932        98,875
----------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               125,267,579    592,484,057    434,815,536    92,240,693
Net assets applicable to contracts in
 payment period                                        936,096     12,087,565      4,035,715       347,264
----------------------------------------------------------------------------------------------------------
Total net assets                                  $126,203,675   $604,571,622   $438,851,251   $92,587,957
==========================================================================================================
(1) Investment shares                               10,324,532     38,386,375     50,370,292    11,111,023
(2) Investments, at cost                          $101,473,885   $551,088,994   $644,560,163   $74,462,257
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET ACCOUNTS
                                                   -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                            SZ                N               H               G               PZ
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                    $  1,938,661    $  37,677,083    $  1,837,502    $  20,374,668    $   5,440,237
Variable account expenses                             1,500,421       14,712,733         724,782        5,485,486        3,427,000
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         438,240       22,964,350       1,112,720       14,889,182        2,013,237
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                              19,496,868      373,297,545      29,764,654      129,630,996        8,179,076
    Cost of investments sold                         17,364,904      365,519,356      29,764,661      135,751,856        6,431,238
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      2,131,964        7,778,189              (7)      (6,120,860)       1,747,838
Distributions from capital gains                             --       40,511,181              --               --       14,722,580
Net change in unrealized appreciation or
 depreciation of investments                          2,546,251      (32,088,016)            128       (2,722,166)      24,181,428
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        4,678,215       16,201,354             121       (8,843,026)      40,651,846
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         $  5,116,455    $  39,165,704    $  1,112,841    $   6,046,156    $  42,665,083
==================================================================================================================================


                                                                                SEGREGATED ASSET ACCOUNTS
                                                   -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                KZ               QZ              LZ               IZ                F
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                    $  2,769,298    $     153,408    $  9,846,200    $   7,819,366    $  14,593,185
Variable account expenses                               663,850          382,143       1,520,751        5,615,635       13,212,840
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       2,105,448         (228,735)      8,325,449        2,203,731        1,380,345
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                              10,524,625          887,069      44,295,537       90,843,227      365,947,035
    Cost of investments sold                         10,029,114          788,091      43,756,878       91,799,320      418,013,806
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        495,511           98,978         538,659         (956,093)     (52,066,771)
Distributions from capital gains                        271,682               --              --               --               --
Net change in unrealized appreciation or
 depreciation of investments                         (6,987,066)       3,164,305      (4,698,318)      64,860,846      112,629,987
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (6,219,873)       3,263,283      (4,159,659)      63,904,753       60,563,216
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         $ (4,114,425)   $   3,034,548    $  4,165,790    $  66,108,484    $  61,943,561
==================================================================================================================================


                                                                                      SEGREGATED ASSET ACCOUNTS
                                                                    --------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                 RZ               MZ               JZ              TZ
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                     $         --    $   4,437,584    $     377,512    $         --
Variable account expenses                                              1,259,519        7,603,165        4,812,400         955,609
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (1,259,519)      (3,165,581)      (4,434,888)       (955,609)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                                               22,902,403      374,422,496      166,495,500      18,872,757
    Cost of investments sold                                          18,902,190      351,357,651      266,305,238      16,411,463
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       4,000,213       23,064,845      (99,809,738)      2,461,294
Distributions from capital gains                                       6,629,998               --               --              --
Net change in unrealized appreciation or
 depreciation of investments                                             998,856      (27,933,443)     136,429,698       2,704,039
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        11,629,067       (4,868,598)      36,619,960       5,165,333
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                          $ 10,369,548    $  (8,034,179)   $  32,185,072    $  4,209,724
==================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ  --- 9
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET ACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                           SZ                N                H                 G                PZ
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------

Investment income (loss) -- net                  $     438,240    $    22,964,350    $  1,112,720    $  14,889,182    $   2,013,237

Net realized gain (loss) on sales of
 investments                                         2,131,964          7,778,189              (7)      (6,120,860)       1,747,838
Distributions from capital gains                            --         40,511,181              --               --       14,722,580
Net change in unrealized appreciation or
 depreciation of investments                         2,546,251        (32,088,016)            128       (2,722,166)      24,181,428
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           5,116,455         39,165,704       1,112,841        6,046,156       42,665,083
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           3,062,287         17,857,803       2,701,050        7,182,236        7,475,523
Net transfers(1)                                    25,032,993        (61,313,070)      6,700,162       (7,580,753)     135,746,278
Transfers for policy loans                             198,010          2,092,146         356,186          758,863          416,656
Adjustments to net assets allocated to
 contracts in payout period                             72,129         (2,496,774)        (62,658)      (1,176,265)         376,002
Contract charges                                      (113,873)        (1,301,384)        (70,077)        (465,474)        (244,627)
Contract terminations:
    Surrender benefits                             (38,059,423)      (298,082,283)    (30,176,544)    (115,008,716)     (76,690,204)
    Death benefits                                    (881,111)       (15,432,550)     (1,178,763)      (7,851,204)      (1,735,448)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (10,688,988)      (358,676,112)    (21,730,644)    (124,141,313)      65,344,180
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    149,325,393      1,646,149,721      85,164,970      609,380,513      285,565,801
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 143,752,860    $ 1,326,639,313    $ 64,547,167    $ 491,285,356    $ 393,575,064
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             144,601,039        372,906,633      29,768,887       91,274,658      227,858,641
Contract purchase payments                           2,977,293          4,073,254         943,888        1,081,821        5,822,028
Net transfers(1)                                    24,419,885        (14,054,092)      2,331,730       (1,172,908)     106,090,142
Transfers for policy loans                             193,059            478,951         124,622          117,240          323,276
Contract charges                                      (111,190)          (297,682)        (24,738)         (70,378)        (189,939)
Contract terminations:
    Surrender benefits                             (37,014,909)       (67,888,461)    (10,546,090)     (17,298,659)     (59,166,991)
    Death benefits                                    (857,545)        (3,534,920)       (412,663)      (1,194,288)      (1,412,671)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   134,207,632        291,683,683      22,185,636       72,737,486      279,324,486
===================================================================================================================================

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET ACCOUNTS
                                                 ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              KZ              QZ               LZ               IZ                  F
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------


Investment income (loss) -- net                  $  2,105,448    $   (228,735)   $   8,325,449    $   2,203,731    $     1,380,345


Net realized gain (loss) on sales of
 investments                                          495,511          98,978          538,659         (956,093)       (52,066,771)
Distributions from capital gains                      271,682              --               --               --                 --
Net change in unrealized appreciation or
 depreciation of investments                       (6,987,066)      3,164,305       (4,698,318)      64,860,846        112,629,987
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         (4,114,425)      3,034,548        4,165,790       66,108,484         61,943,561
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          1,073,548       1,076,321        2,057,263        9,848,050         18,049,385
Net transfers(1)                                   10,102,610      39,876,984       (1,881,089)      29,101,140        (92,093,905)
Transfers for policy loans                             49,954          49,211          109,489        1,161,428          2,743,747
Adjustments to net assets allocated to
 contracts in payout period                            72,730         309,661         (134,047)        (476,849)        (1,977,552)
Contract charges                                      (39,399)        (27,966)         (95,332)        (550,970)        (1,365,056)
Contract terminations:
    Surrender benefits                            (16,201,313)     (7,456,803)     (40,879,469)    (119,517,127)      (265,881,708)
    Death benefits                                   (590,014)       (158,956)      (1,449,156)      (4,251,832)       (11,677,610)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (5,531,884)     33,668,452      (42,272,341)     (84,686,160)      (352,202,699)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    69,293,763      25,467,390      170,501,909      589,468,998      1,493,400,986
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 59,647,454    $ 62,170,390    $ 132,395,358    $ 570,891,322    $ 1,203,141,848
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             43,301,781      33,315,356      121,607,442      371,978,783        174,869,866
Contract purchase payments                            699,055       1,379,339        1,473,746        6,180,266          2,110,431
Net transfers(1)                                    6,496,816      50,617,277       (1,389,308)      18,313,842        (10,840,836)
Transfers for policy loans                             33,681          63,684           79,066          736,047            324,065
Contract charges                                      (25,738)        (35,913)         (68,444)        (346,036)          (160,233)
Contract terminations:
    Surrender benefits                            (10,579,240)     (9,559,121)     (29,269,808)     (74,742,168)       (31,018,000)
    Death benefits                                   (385,555)       (218,270)      (1,044,267)      (2,693,654)        (1,374,298)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   39,540,800      75,562,352       91,388,427      319,427,080        133,910,995
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 11
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET ACCOUNTS
                                                   ----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 RZ               MZ               JZ               TZ
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------


Investment income (loss) -- net                    $  (1,259,519)   $  (3,165,581)   $  (4,434,888)   $    (955,609)


Net realized gain (loss) on sales of investments       4,000,213       23,064,845      (99,809,738)       2,461,294
Distributions from capital gains                       6,629,998               --               --               --
Net change in unrealized appreciation or
 depreciation of investments                             998,856      (27,933,443)     136,429,698        2,704,039
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                            10,369,548       (8,034,179)      32,185,072        4,209,724
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             2,750,302       14,762,842        9,061,005        2,610,169
Net transfers(1)                                      10,646,255     (186,875,712)     (60,259,940)       6,826,391
Transfers for policy loans                               169,784        1,500,404        1,242,639          146,831
Adjustments to net assets allocated to
 contracts in pay period                                (100,052)      (2,173,431)        (710,199)         (31,868)
Contract charges                                         (88,118)        (774,654)        (536,582)         (67,435)
Contract terminations:
    Surrender benefits                               (31,758,329)    (187,572,842)    (106,898,647)     (25,173,638)
    Death benefits                                      (598,293)      (5,072,809)      (3,354,888)        (578,508)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (18,978,451)    (366,206,202)    (161,456,612)     (16,268,058)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      134,812,578      978,812,003      568,122,791      104,646,291
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 126,203,675    $ 604,571,622    $ 438,851,251    $  92,587,957
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year               121,269,532      586,432,994      351,587,755      114,500,239
Contract purchase payments                             2,478,340        9,222,921        5,681,778        2,951,371
Net transfers(1)                                       9,274,018     (116,660,834)     (38,017,906)       7,645,471
Transfers for policy loans                               152,007          939,890          780,204          166,735
Contract charges                                         (79,511)        (485,425)        (336,459)         (76,209)
Contract terminations:
Surrender benefits                                   (28,505,234)    (117,067,519)     (66,740,089)     (28,305,434)
    Death benefits                                      (556,001)      (3,223,848)      (2,092,046)        (662,497)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     104,033,151      359,158,179      250,863,237       96,219,676
===================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET ACCOUNTS
                                             -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004                      SZ                 N                 H                G               PZ
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              $    (373,961)   $    21,512,484    $    (296,062)   $  18,797,237    $   1,345,286
Net realized gain (loss) on sales of
 investments                                       219,715        (10,799,446)            (177)      (8,444,205)         448,856
Net change in unrealized appreciation or
 depreciation of investments                    13,595,123        124,862,409              195       11,664,331       36,534,372
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                      13,440,877        135,575,447         (296,044)      22,017,363       38,328,514
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                       3,042,674         23,025,845        5,017,451        9,247,842        6,448,623
Net transfers(1)                                33,499,923        (87,236,098)      (6,588,649)     (58,939,895)     108,302,039
Transfers for policy loans                         152,508          2,482,961          333,957          784,788          215,622
Adjustments to net assets allocated to
 contracts in payout period                         13,704         (2,542,448)         104,933         (930,285)         394,915
Contract charges                                  (102,834)        (1,540,782)         (92,547)        (567,466)        (151,707)
Contract terminations:
    Surrender benefits                         (22,778,326)      (247,272,613)     (45,347,216)    (105,451,128)     (29,817,523)
    Death benefits                                (654,174)       (17,428,111)      (1,340,434)     (10,569,142)      (1,244,185)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                                   13,173,475       (330,511,246)     (47,912,505)    (166,425,286)      84,147,784
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                122,711,041      1,841,085,520      133,373,519      753,788,436      163,089,503
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 149,325,393    $ 1,646,149,721    $  85,164,970    $ 609,380,513    $ 285,565,801
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year         130,894,783        452,912,801       46,632,608      116,954,472      152,402,188
Contract purchase payments                       3,190,472          5,614,794        1,763,193        1,430,460        5,845,844
Net transfers(1)                                35,032,787        (21,412,667)      (2,309,713)      (9,203,901)      97,544,969
Transfers for policy loans                         161,620            611,097          118,675          122,360          197,358
Contract charges                                  (108,581)          (377,000)         (32,750)         (88,071)        (137,494)
Contract terminations:
    Surrender benefits                         (23,884,062)       (60,177,316)     (15,931,690)     (16,293,432)     (26,852,762)
    Death benefits                                (685,980)        (4,265,076)        (471,436)      (1,647,230)      (1,141,462)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               144,601,039        372,906,633       29,768,887       91,274,658      227,858,641
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 13
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET ACCOUNTS
                                              ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)           KZ              QZ               LZ               IZ                  F
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               $  2,052,324    $   (173,916)   $  10,355,658    $     527,397    $    (1,774,410)
Net realized gain (loss) on sales of
 investments                                       545,064         301,194          (76,302)     (10,918,746)       (64,357,372)
Net change in unrealized appreciation or
 depreciation of investments                     3,019,387       1,579,234        6,335,045       94,286,799        133,611,280
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       5,616,775       1,706,512       16,614,401       83,895,450         67,479,498
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                       1,062,063         682,412        2,196,607       10,978,453         23,211,338
Net transfers(1)                                 6,338,558       2,541,294       10,334,556       16,410,678        (72,175,146)
Transfers for policy loans                          37,111          63,884          113,109        1,283,183          2,982,617
Adjustments to net assets allocated to
 contracts in payout period                        (64,514)        146,455         (236,900)        (617,547)        (1,757,373)
Contract charges                                   (39,616)        (18,404)        (107,680)        (579,728)        (1,635,335)
Contract terminations:
    Surrender benefits                         (11,786,676)     (4,429,092)     (31,747,364)     (83,948,291)      (219,254,339)
    Death benefits                                (567,196)       (210,493)      (1,601,012)      (4,252,454)       (13,116,380)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                                   (5,020,270)     (1,223,944)     (21,048,684)     (60,725,706)      (281,744,618)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 68,697,258      24,984,822      174,936,192      566,299,254      1,707,666,106
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 69,293,763    $ 25,467,390    $ 170,501,909    $ 589,468,998    $ 1,493,400,986
================================================================================================================================
--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year          46,752,508      35,326,405      137,684,014      415,318,705        209,699,483
Contract purchase payments                         722,675         961,474        1,694,143        7,826,038          2,878,411
Net transfers(1)                                 4,211,464       3,488,526        7,824,155       11,177,405         (9,000,693)
Transfers for policy loans                          25,712          89,732           88,045          925,700            374,533
Contract charges                                   (26,954)        (26,108)         (83,138)        (415,637)          (203,986)
Contract terminations:
    Surrender benefits                          (7,999,190)     (6,226,089)     (24,369,586)     (59,793,216)       (27,239,173)
    Death benefits                                (384,434)       (298,584)      (1,230,191)      (3,060,212)        (1,638,709)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                43,301,781      33,315,356      121,607,442      371,978,783        174,869,866
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET ACCOUNTS
                                                   ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 RZ                 MZ               JZ               TZ
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    $  (1,223,581)   $      (133,388)   $  (5,981,038)   $    (927,674)
Net realized gain (loss) on sales of investments         556,140         13,653,225     (117,235,071)         194,079
Net change in unrealized appreciation or
 depreciation of investments                          10,583,448          2,919,792      164,830,201       11,802,965
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                             9,916,007         16,439,629       41,614,092       11,069,370
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             3,376,716         22,574,271       12,779,816        3,079,153
Net transfers(1)                                      27,838,222       (106,131,459)     (62,131,419)      26,638,204
Transfers for policy loans                               161,217          2,000,804        1,503,072          136,786
Adjustments to net assets allocated to
 contracts in payout period                              271,255         (2,952,796)        (961,142)         (27,647)
Contract charges                                         (88,953)        (1,070,129)        (672,433)         (65,274)
Contract terminations:
    Surrender benefits                               (19,326,620)      (177,420,916)     (93,771,798)     (14,437,035)
    Death benefits                                      (604,305)        (7,592,480)      (4,101,515)        (652,941)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        11,627,532       (270,592,705)    (147,355,419)      14,671,246
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      113,269,039      1,232,965,079      673,864,118       78,905,675
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 134,812,578    $   978,812,003    $ 568,122,791    $ 104,646,291
=====================================================================================================================
---------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year               110,322,606        756,075,631      451,834,257       97,222,773
Contract purchase payments                             3,285,424         14,220,791        8,728,076        3,680,278
Net transfers(1)                                      27,072,153        (67,597,807)     (42,652,379)      31,607,135
Transfers for policy loans                               159,998          1,273,674        1,033,894          165,177
Contract charges                                         (87,225)          (678,891)        (461,788)         (78,858)
Contract terminations:
    Surrender benefits                               (18,887,817)      (112,043,524)     (64,070,656)     (17,312,331)
    Death benefits                                      (595,607)        (4,816,880)      (2,823,649)        (783,935)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     121,269,532        586,432,994      351,587,755      114,500,239
=====================================================================================================================

(1)   Includes transfer activity from (to) other accounts and transfers from
      (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 15
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ (collectively, the Accounts) were established as segregated asset accounts of IDS Life under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exist in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Accounts are used as a funding vehicle for individual variable annuity contracts issued by IDS Life. The following is a list of each variable annuity product funded through the Accounts.

IDS Life Employee Benefit Annuity
IDS Life Flexible Annuity
IDS Life Group Variable Annuity Contract
IDS Life Variable Retirement and Combination Retirement Annuities

Each Account invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding Account name are provided below.

ACCOUNT          FUND
---------------------------------------------------------------------------------------------


SZ               AllianceBernstein VPS Growth and Income Portfolio (Class B)


N                RiverSource(SM) Variable Portfolio - Balanced Fund
                    (previously AXP(R) Variable Portfolio - Managed Fund)
H                RiverSource(SM) Variable Portfolio - Cash Management Fund
                    (previously AXP(R) Variable Portfolio - Cash Management Fund)
G                RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                    (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
PZ               RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                    (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
KZ               RiverSource(SM) Variable Portfolio - Global Bond Fund
                    (previously AXP(R) Variable Portfolio - Global Bond Fund)
QZ               RiverSource(SM) Variable Portfolio - Growth Fund
                    (previously AXP(R) Variable Portfolio - Growth Fund)
LZ               RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                    (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
IZ               RiverSource(SM) Variable Portfolio - International Opportunity Fund
                    (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
F                RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(1)
                    (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RZ               RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(2)
                    (previously AXP(R) Variable Portfolio - Equity Select Fund)
MZ               RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(1)
                    (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
JZ               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(2)
                    (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)


TZ               Wells Fargo Advantage VT Small Cap Growth Fund



(1) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(2) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life.

--------------------------------------------------------------------------------
16 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

CORPORATE CONSOLIDATION


Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Accounts for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $20 to $500 per year depending upon the product selected. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER (WITHDRAWAL) CHARGES

IDS Life may use a surrender (withdrawal) charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender (withdrawal) charge will apply for a maximum number of years, as depicted in the surrender (withdrawal) charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $23,369,239 in 2005 and $20,712,481 in 2004. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 17
--------------------------------------------------------------------------------

6. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Growth Fund                            0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.620% to 0.545%
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.650% to 0.560%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               0.650% to 0.575%
----------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund


The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                        PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                            0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               0.060% to 0.030%

--------------------------------------------------------------------------------
18 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                         PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                           0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                    0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund          0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Global Bond Fund                        0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                             0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                    0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund          0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                  0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                0.060% to 0.035%
----------------------------------------------------------------------------------------------


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life.


SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

ACCOUNT    FUND                                                                        PURCHASES
--------------------------------------------------------------------------------------------------


SZ         AllianceBernstein VPS Growth and Income Portfolio (Class B)               $ 9,367,055


N          RiverSource(SM) Variable Portfolio - Balanced Fund                         78,275,289
H          RiverSource(SM) Variable Portfolio - Cash Management Fund                   9,093,579
G          RiverSource(SM) Variable Portfolio - Diversified Bond Fund                 21,081,241
PZ         RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund        90,382,865
KZ         RiverSource(SM) Variable Portfolio - Global Bond Fund                       7,529,615
QZ         RiverSource(SM) Variable Portfolio - Growth Fund                           34,204,332
LZ         RiverSource(SM) Variable Portfolio - High Yield Bond Fund                  10,691,071
IZ         RiverSource(SM) Variable Portfolio - International Opportunity Fund         8,361,090
F          RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                 14,639,850
RZ         RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    9,251,011
MZ         RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 4,477,825
JZ         RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 424,194


TZ         Wells Fargo Advantage VT Small Cap Growth Fund                              1,727,067


--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 19
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                      SZ(4)            N            H            G       PZ(4)           KZ        QZ(4)
                                    --------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                      $0.92        $3.92        $2.86        $5.91       $0.95        $1.14        $0.80
At Dec. 31, 2002                      $0.71        $3.38        $2.87        $6.17       $0.76        $1.30        $0.59
At Dec. 31, 2003                      $0.93        $4.02        $2.85        $6.38       $1.06        $1.46        $0.71
At Dec. 31, 2004                      $1.02        $4.37        $2.84        $6.61       $1.25        $1.59        $0.76
At Dec. 31, 2005                      $1.06        $4.49        $2.89        $6.68       $1.40        $1.49        $0.81
--------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     78,465      733,747       94,451      182,068      70,703       51,831        5,597
At Dec. 31, 2002                    124,946      559,481       78,538      152,852     130,357       50,932       14,618
At Dec. 31, 2003                    130,895      452,913       46,633      116,954     152,402       46,753       35,326
At Dec. 31, 2004                    144,601      372,907       29,769       91,275     227,859       43,302       33,315
At Dec. 31, 2005                    134,208      291,684       22,186       72,737     279,324       39,541       75,562
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $72,505     $2,896,788   $270,731   $1,082,416     $67,205      $59,782       $4,502
At Dec. 31, 2002                    $89,486     $1,907,833   $225,517     $950,711     $99,683      $66,851       $8,606
At Dec. 31, 2003                   $122,711     $1,841,086   $133,374     $753,788    $163,090      $68,697      $24,985
At Dec. 31, 2004                   $149,325     $1,646,150    $85,165     $609,381    $285,566      $69,294      $25,467
At Dec. 31, 2005                   $143,753     $1,326,639    $64,547     $491,285    $393,575      $59,647      $62,170
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.11%        2.49%        3.58%        6.44%       1.38%        3.28%          --
For the year ended Dec. 31, 2002       0.58%        2.55%        1.16%        5.05%       1.61%        4.75%        0.10%
For the year ended Dec. 31, 2003       0.83%        2.25%        0.52%        3.61%       1.63%        7.21%        0.21%
For the year ended Dec. 31, 2004       0.73%        2.26%        0.71%        3.81%       1.64%        4.09%        0.32%


For the year ended Dec. 31, 2005       1.29%        2.56%        2.53%        3.71%       1.59%        4.16%        0.40%


--------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2002       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2003       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2004       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2005       1.00%        1.00%        1.00%        1.00%       1.00%        1.00%        1.00%
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (8.00%)     (11.51%)       2.51%        6.68%      (5.00%)       0.00%      (20.00%)
For the year ended Dec. 31, 2002     (22.83%)     (13.78%)       0.35%        4.40%     (20.00%)      14.04%      (26.25%)
For the year ended Dec. 31, 2003      30.99%       18.93%       (0.70%)       3.40%      39.47%       12.31%       20.34%
For the year ended Dec. 31, 2004      10.11%        8.51%       (0.26%)       3.45%      17.03%        8.93%        7.35%
For the year ended Dec. 31, 2005       3.56%        2.89%        1.59%        1.11%      12.38%       (5.94%)       7.53%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

                                        LZ           IZ              F        RZ(4)             MZ             JZ        TZ(4)
                                     ----------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                        $1.10        $1.32          $8.19        $0.99          $1.69          $1.72        $0.94
At Dec. 31, 2002                        $1.01        $1.07          $6.32        $0.84          $1.31          $1.16        $0.57
At Dec. 31, 2003                        $1.26        $1.35          $8.09        $1.02          $1.61          $1.48        $0.81
At Dec. 31, 2004                        $1.39        $1.57          $8.48        $1.10          $1.64          $1.60        $0.91
At Dec. 31, 2005                        $1.43        $1.77          $8.91        $1.20          $1.65          $1.73        $0.96
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      165,801      667,381        335,310       19,770      1,142,222        752,799       25,510
At Dec. 31, 2002                      135,204      509,030        254,879       76,368        907,437        559,621       68,358
At Dec. 31, 2003                      137,684      415,319        209,699      110,323        756,076        451,834       97,223
At Dec. 31, 2004                      121,607      371,979        174,870      121,270        586,433        351,588      114,500
At Dec. 31, 2005                       91,388      319,427        133,911      104,033        359,158        250,863       96,220
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                     $183,470     $884,935     $2,759,346      $19,528     $1,946,274     $1,303,642      $23,973
At Dec. 31, 2002                     $138,769     $547,078     $1,621,268      $64,603     $1,198,671       $653,955      $39,415
At Dec. 31, 2003                     $174,936     $566,299     $1,707,666     $113,269     $1,232,965       $673,864      $78,906
At Dec. 31, 2004                     $170,502     $589,469     $1,493,401     $134,813       $978,812       $568,123     $104,646
At Dec. 31, 2005                     $132,395     $570,891     $1,203,142     $126,204       $604,572       $438,851      $92,588
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        11.00%        1.20%          0.29%          --           0.22%          0.20%          --
For the year ended Dec. 31, 2002         7.83%        0.97%          0.52%          --           0.50%            --           --
For the year ended Dec. 31, 2003         7.71%        0.91%          0.63%          --           0.67%            --           --
For the year ended Dec. 31, 2004         7.02%        1.10%          0.89%          --           0.99%            --           --
For the year ended Dec. 31, 2005         6.47%        1.39%          1.10%          --           0.58%          0.08%          --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2002         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2003         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2004         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
For the year ended Dec. 31, 2005         1.00%        1.00%          1.00%        1.00%          1.00%          1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         4.76%      (29.41%)       (18.91%)      (1.00%)       (17.56%)       (33.59%)      (6.00%)
For the year ended Dec. 31, 2002        (8.18%)     (18.94%)       (22.83%)     (15.15%)       (22.49%)       (32.56%)     (39.36%)
For the year ended Dec. 31, 2003        24.75%       26.17%         28.01%       21.43%         22.90%         27.59%       42.11%
For the year ended Dec. 31, 2004        10.29%       16.24%          4.83%        8.02%          2.25%          8.32%       12.64%
For the year ended Dec. 31, 2005         2.99%       12.73%          5.12%        9.03%          0.30%          8.10%        5.19%
-----------------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)   Operations commenced on June 1, 2001.

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


IDS Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of IDS Life Insurance Company (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 IDS Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."

                                                               ERNST & YOUNG LLP

Minneapolis, Minnesota

February 27, 2006


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                                   2005            2004
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments:
Available-for-sale:
    Fixed maturities, at fair value (amortized cost: 2005, $27,817,021; 2004, $27,400,640)             $27,753,174     $28,131,195
    Preferred and common stocks, at fair value (cost: 2005, $13; 2004, $30,019)                                 21          31,256
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005, $41,347; 2004, $45,347)    2,842,362       2,923,542
Policy loans                                                                                               605,212         588,574
Trading securities and other investments                                                                   547,668         802,096
------------------------------------------------------------------------------------------------------------------------------------
        Total investments                                                                               31,748,437      32,476,663
Cash and cash equivalents                                                                                  233,589         131,427
Restricted cash                                                                                                 --         535,821
Reinsurance recoverables                                                                                   982,521         876,408
Amounts due from brokers                                                                                     4,166           7,109
Other accounts receivable                                                                                   62,930          52,527
Accrued investment income                                                                                  328,567         351,522
Deferred policy acquisition costs                                                                        4,035,879       3,637,956
Deferred sales inducement costs                                                                            370,166         302,997
Other assets                                                                                               220,371         186,003
Separate account assets                                                                                 37,929,960      32,454,032
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                                                   $75,916,586     $71,012,465
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
    Fixed annuities                                                                                    $26,126,068     $26,978,596
    Variable annuity guarantees                                                                             29,550          32,955
   Universal life insurance                                                                              3,711,628       3,689,639
   Traditional life insurance                                                                              298,479         271,516
   Disability income and long-term care insurance                                                        2,145,969       1,942,656
Policy claims and other policyholders' funds                                                                90,233          69,884
Amounts due to brokers                                                                                      31,772         162,609
Deferred income taxes, net                                                                                   9,099         141,202
Other liabilities                                                                                          381,938         363,821
Separate account liabilities                                                                            37,929,960      32,454,032
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                 70,754,696      66,106,910
------------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                           3,000           3,000
   Additional paid-in capital                                                                            2,020,388       1,370,388
   Retained earnings                                                                                     3,269,206       3,190,474
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                             (90,632)        370,615
      Net unrealized derivative losses                                                                     (40,072)        (28,922)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                                    (130,704)        341,693
------------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                         5,161,890       4,905,555
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                             $75,916,586     $71,012,465
====================================================================================================================================


See Notes to Consolidated Financial Statements.

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


IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, (THOUSANDS)                               2005          2004           2003
----------------------------------------------------------------------------------------------------------
REVENUES
----------------------------------------------------------------------------------------------------------
Premiums:
   Traditional life insurance                                   $    74,751    $   68,335     $   64,890
   Disability income and long-term care insurance                   295,084       283,608        284,111
----------------------------------------------------------------------------------------------------------
    Total premiums                                                  369,835       351,943        349,001
Net investment income                                             1,791,324     1,777,446      1,705,185
Contractholder and policyholder charges                             577,159       554,344        530,190
Mortality and expense risk and other fees                           488,633       430,320        390,516
Net realized gain on investments                                     48,296        27,292          4,445
----------------------------------------------------------------------------------------------------------
    Total revenues                                                3,275,247     3,141,345      2,979,337
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
----------------------------------------------------------------------------------------------------------
Death and other benefits:
   Traditional life insurance                                        41,550        36,843         38,870
   Investment contracts and universal life-type insurance           232,816       227,664        209,065
   Disability income and long-term care insurance                    75,864        67,261         57,339
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                         4,638         1,381         (2,401)
   Disability income and long-term care insurance                   141,286       123,289        142,532
Interest credited to account values                               1,110,425     1,127,875      1,242,020
Amortization of deferred policy acquisition costs                   315,882       260,778        264,308
Separation costs                                                    121,264            --             --
Other insurance and operating expenses                              591,133       503,872        453,065
----------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                    2,634,858     2,348,963      2,404,798
----------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change            640,389       792,382        574,539
Income tax provision                                                181,657       226,177         66,945
----------------------------------------------------------------------------------------------------------
Income before accounting change                                     458,732       566,205        507,594
Cumulative effect of accounting change, net of tax                       --       (70,568)        44,463
----------------------------------------------------------------------------------------------------------
Net income                                                      $   458,732    $  495,637      $ 552,057
==========================================================================================================

See Notes to Consolidated Financial Statements.


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


IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, (THOUSANDS)                                              2005           2004            2003
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                     $   458,732    $   495,637     $   552,057
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
   Cumulative effect of accounting change, net of tax                                   --         70,568         (44,463)
   Amortization of deferred policy acquisition costs                               315,882        260,778         264,308
   Amortization of deferred sales inducement costs                                  40,332         33,825          23,968
   Capitalization of deferred policy acquisition costs                            (632,743)      (533,842)       (516,928)
   Capitalization of deferred sales inducement costs                               (94,319)       (70,860)        (71,839)
   Amortization of premium, net                                                     83,152         92,617         160,862
   Deferred income taxes                                                           122,264         70,574         (30,714)
   Policyholder and contractholder charges, non-cash                              (231,503)      (231,611)       (234,098)
   Net realized gain on investments                                                (48,296)       (27,292)         (4,445)
   Net realized gain on trading securities and equity method investments
    in hedge funds                                                                 (24,037)       (37,460)        (30,400)
Change in operating assets and liabilities:
   Trading securities and equity method investments in hedge funds, net            246,828          6,788        (358,200)
   Future policy benefits for traditional life, disability income and
     long-term care insurance                                                      230,276        235,327         265,233
   Policy claims and other policyholders' funds                                     20,349          1,973         (17,489)
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                     35,996         37,592          43,596
      Issuance                                                                     (38,688)       (39,230)        (34,490)
   Reinsurance recoverables                                                       (106,113)      (121,894)       (121,004)
   Other accounts receivable                                                       (10,403)        15,895         (12,177)
   Accrued investment income                                                        22,955          3,852         (64,359)
   Other assets and liabilities, net                                                38,782        (12,765)       (130,066)
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                          429,446        250,472        (360,648)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
---------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
   Sales                                                                         3,124,154      1,603,285      12,232,235
   Maturities, sinking fund payments and calls                                   2,241,829      1,931,070       4,152,088
   Purchases                                                                    (5,780,183)    (4,392,522)    (20,527,995)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                              652,831        690,333         621,163
   Purchases                                                                      (542,610)      (402,235)       (438,336)
   Change in amounts due to and from brokers, net                                 (127,894)       (71,415)     (3,261,601)
Change in restricted cash                                                          535,821        298,627              --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                          103,948       (342,857)     (7,222,446)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------------------------
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                       1,532,282      2,350,426       4,267,115
   Interest credited to account values                                           1,110,425      1,127,875       1,242,020
   Surrenders and other benefits                                                (3,329,993)    (2,715,847)     (2,235,889)
Universal life-type insurance policy loans:
   Repayment                                                                        89,322         84,281          85,760
   Issuance                                                                       (103,268)       (93,217)        (81,740)
Capital contribution from Ameriprise Financial, Inc.                               650,000             --         282,061
Cash dividend to Ameriprise Financial, Inc.                                       (380,000)      (930,000)             --
---------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                         (431,232)      (176,482)      3,559,327
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                               102,162       (268,867)     (4,023,767)
Cash and cash equivalents at beginning of year                                     131,427        400,294       4,424,061
---------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                       $   233,589    $   131,427     $   400,294
===========================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                           $    95,794    $   196,397     $   103,034
   Interest paid on borrowings                                                 $       364    $       411     $     2,926
   Non-cash ownership transfer of net assets of American Express Corporation
     to Ameriprise Financial, Inc. in 2003                                     $        --    $        --     $   282,061

See Notes to Consolidated Financial Statements.


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                                                  ACCUMULATED
                                                                                    ADDITIONAL                       OTHER
                                                                          CAPITAL    PAID-IN      RETAINED        COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL       STOCK     CAPITAL      EARNINGS        INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                                $4,944,251    $3,000   $1,088,327    $3,354,841         $498,083
Comprehensive income:
   Net income                                                   552,057        --           --       552,057               --
   Change in unrealized holding losses on securities, net       (90,695)       --           --            --          (90,695)
   Change in unrealized derivative losses, net                   (7,777)       --           --            --           (7,777)
                                                             ----------
   Total comprehensive income                                   453,585        --           --            --               --
Capital contribution                                            282,061        --      282,061            --               --
Non-cash dividend of American Express Corporation
   to Ameriprise Financial, Inc.                               (282,061)       --           --      (282,061)              --
--------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                 5,397,836     3,000    1,370,388     3,624,837          399,611
Comprehensive income:
   Net income                                                   495,637        --           --       495,637               --
   Change in unrealized holding losses on securities, net       (34,841)       --           --            --          (34,841)
   Change in unrealized derivative losses, net                  (23,077)       --           --            --          (23,077)
                                                             ----------
   Total comprehensive income                                   437,719        --           --            --               --
Cash dividends to Ameriprise Financial, Inc.                   (930,000)       --           --      (930,000)              --
--------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                 4,905,555     3,000    1,370,388     3,190,474          341,693
Comprehensive loss:
   Net income                                                   458,732        --           --       458,732               --
   Change in unrealized holding losses on securities, net      (461,247)       --           --            --         (461,247)
   Change in unrealized derivative losses, net                  (11,150)       --           --            --          (11,150)
                                                             ----------
   Total comprehensive loss                                     (13,665)       --           --            --               --
Capital contribution from Ameriprise Financial, Inc.            650,000        --      650,000            --               --
Cash dividend to Ameriprise Financial, Inc.                    (380,000)       --           --      (380,000)              --
--------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                $5,161,890    $3,000   $2,020,388    $3,269,206        $(130,704)
================================================================================================================================

See Notes to Consolidated Financial Statements.


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--------------------------------------------------------------------------------

IDS Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company with four wholly-owned operating subsidiaries: IDS Life Insurance Company of New York, American Partners Life Insurance Company, American Enterprise Life Insurance Company andAmerican Centurion Life Assurance Company. IDS Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

o IDS Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. IDS Life Insurance Company issues insurance and annuity products.

o American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life issues fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers. (In past years, American Enterprise Life issued a nominal number of variable universal life contracts.)

o American Partners Life Insurance Company (American Partners Life) is a stock life insurance company domiciled in Arizona, which holds Certificates of Authority in the District of Columbia and all states except New York and New Hampshire. American Partners Life markets annuity products directly to customers, generally persons holding an American Express(R) Card.

o IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York issues insurance and annuity products.

o American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

IDS Life Insurance Company also owns IDS REO 1, LLC, IDS REO 2, LLC and American Enterprise REO 1, LLC which hold real estate investments. IDS Life Insurance Company and its seven subsidiaries are referred to collectively as "IDS Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life are significant to IDS Life. IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. IDS Life also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life, whole life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income (DI) insurance. Although IDS Life discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration.


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of IDS Life Insurance Company, its wholly-owned subsidiaries and certain variable interest entities (VIEs). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

IDS Life consolidates all non-variable interest entities in which it holds a greater than 50% voting interest, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which IDS Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where IDS Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

IDS Life also consolidates all VIEs for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary, which means that it will absorb a majority of the VIEs expected losses, receive a majority of the VIEs expected residual return, or both. IDS Life liquidated its interest in all consolidated VIEs during 2004 and 2005 resulting in no consolidated VIEs as of December 31, 2005.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standard (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of its rated collateralized debt obligations (CDOs), as described in Note 2. IDS Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.


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Mortgage Loans On Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments are hedge fund investments, separate account seed money, syndicated loans and real estate. Separate account seed money is carried at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. The carrying value of equity method investments in hedge funds reflects IDS Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses. Real estate investments reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

Cash and Cash Equivalents

IDS Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. The SLTs were liquidated in 2004 and 2005.

REINSURANCE

IDS Life reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life remains primarilyliable as the direct insurer on all risks reinsured.

Generally, IDS Life reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.


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Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of IDS Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is no longer designated or is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss)are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See Note 10 for information regarding the cash flow hedges used by IDS Life.

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of Note 10 which describes the types of economic hedges used by IDS Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets. Prior to the fourth quarter of 2003, these fees included investment advisory fees as IDS Life served as the investment manager for affiliate variable portfolio mutual funds. In the fourth quarter of 2003, Ameriprise Financial replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life to provide underlying sponsor and related services. At that time, IDS Life began receiving internal allocation fees from Ameriprise Financial as compensation for providing these


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non-investment advisory services. In the fourth quarter of 2005, RiverSource
Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life now receives internal allocation payments as compensation from RiverSource Investments, LLC for providing these non-investment advisory services.

IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 5 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Consolidated Statements of Income.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Accounting for equity indexed deferred annuities issued before 1999 differs from those issued in 1999 and later due to the treatment of embedded equity options within the contracts. Embedded equity options are considered embedded derivatives under SFAS 133. However, SFAS 133 allowed companies to elect whether to separately account for embedded derivatives which are part of contracts issued prior to January 1, 1999. IDS Life elected not to separately account for embedded derivatives related to contracts issued prior to January 1, 1999.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.



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Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 5.3% at December 31, 2005 grading up to 9.4% over 40 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

REVENUES AND EXPENSES

IDS Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans, mark-to-market of trading securities and hedges on equity indexed annuities and GMWB, and allocated income from equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) On Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life that it considered to be a reasonable reflection of separation costs benefiting IDS Life. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.


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Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life will file a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life provides for income taxes based on the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life is currently evaluating the impact of SOP 05-1 on IDS Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing


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additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of VIEs and was subsequently revised in December 2003. The VIEs primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three SLTs, which were managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). The Company liquidated its interest in all consolidated VIEs during 2004 and 2005. See Note 3 for further discussion of consolidated VIEs.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED        FAIR
(THOUSANDS)                                         COST          GAINS        LOSSES          VALUE
--------------------------------------------------------------------------------------------------------
Fixed maturities:
    Corporate debt securities                    $13,318,636   $   208,577   $  (198,774)   $13,328,439
    Mortgage and other asset-backed securities    10,804,984        45,531      (158,784)    10,691,731
    Foreign corporate bonds and obligations        3,148,534        67,097       (54,721)     3,160,910
    U.S. Government and agencies obligations         300,337        16,207        (5,282)       311,262
    State and municipal obligations                  114,165         2,756        (3,262)       113,659
    Foreign government bonds and obligations         127,912        16,922          (114)       144,720
    Structured investments(a)                          2,453            --            --          2,453
--------------------------------------------------------------------------------------------------------
Total fixed maturities                            27,817,021       357,090      (420,937)    27,753,174
Preferred and common stocks                               13             8            --             21
--------------------------------------------------------------------------------------------------------
    Total                                        $27,817,034   $   357,098   $  (420,937)   $27,753,195
--------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED        FAIR
(THOUSANDS)                                         COST          GAINS        LOSSES          VALUE
--------------------------------------------------------------------------------------------------------
Fixed maturities:
    Corporate debt securities                    $13,718,138   $   531,970   $   (36,990)   $14,213,118
    Mortgage and other asset-backed securities     9,383,868       143,102       (30,487)     9,496,483
    Foreign corporate bonds and obligations        3,185,592       139,821       (14,178)     3,311,235
    U.S. Government and agencies obligations         330,540        15,181          (513)       345,208
    State and municipal obligations                  114,161         3,493        (2,569)       115,085
    Foreign government bonds and obligations         104,442        15,507          (552)       119,397
    Structured investments(a)                        563,899            --       (33,230)       530,669
--------------------------------------------------------------------------------------------------------
Total fixed maturities                            27,400,640       849,074      (118,519)    28,131,195
Preferred and common stocks                           30,019         1,237            --         31,256
--------------------------------------------------------------------------------------------------------
    Total                                        $27,430,659   $   850,311   $  (118,519)   $28,162,451
--------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs


--------------------------------------------------------------------------------
34 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of IDS Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $1.0 billion of securities at both December 31, 2005 and 2004 which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                      2005            2004
--------------------------------------------------------------------------------
AAA                                                          40%             37%
AA                                                            6               3
A                                                            20              22
BBB                                                          26              30
Below investment grade                                        8               8
--------------------------------------------------------------------------------
    Total                                                   100%            100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 47% and 61%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                  LESS THAN 12 MONTHS          12 MONTHS OR MORE                TOTAL
---------------------------------------------------------------------------------------------------------------------------
                                                FAIR      UNREALIZED       FAIR     UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE       LOSSES         VALUE      LOSSES         VALUE       LOSSES
---------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $ 6,184,289   $(132,802)   $1,618,552   $ (65,972)   $ 7,802,841   $(198,774)
Mortgage and other asset-backed securities     6,001,482     (87,558)    2,059,075     (71,226)     8,060,557    (158,784)
Foreign corporate bonds and obligations        1,203,652     (31,308)      535,393     (23,413)     1,739,045     (54,721)
U.S. Government and agencies obligations         148,584      (3,062)       72,844      (2,220)       221,428      (5,282)
State and municipal obligations                   67,353      (2,589)       14,348        (673)        81,701      (3,262)
Foreign government bonds and obligations          13,344        (114)           --          --         13,344        (114)
Structured investments                             2,189          --            --          --          2,189          --
---------------------------------------------------------------------------------------------------------------------------
   Total                                     $13,620,893   $(257,433)   $4,300,212   $(163,504)   $17,921,105   $(420,937)
---------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                  LESS THAN 12 MONTHS          12 MONTHS OR MORE                TOTAL
---------------------------------------------------------------------------------------------------------------------------
                                                FAIR      UNREALIZED       FAIR     UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE       LOSSES         VALUE      LOSSES         VALUE       LOSSES
---------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $ 2,410,156   $ (20,461)   $  645,898   $ (16,529)   $ 3,056,054   $ (36,990)
Mortgage and other asset-backed securities     2,560,175     (17,686)      550,728     (12,801)     3,110,903     (30,487)
Foreign corporate bonds                          641,928      (6,571)      373,312      (7,607)     1,015,240     (14,178)
U.S. Government and agencies obligations         159,904        (498)          533         (15)       160,437        (513)
State and municipal obligations                       --          --        62,454      (2,569)        62,454      (2,569)
Foreign government bonds and obligations           1,002         (33)        9,008        (519)        10,010        (552)
Structured investments                                --          --       526,190     (33,230)       526,190     (33,230)
---------------------------------------------------------------------------------------------------------------------------
   Total                                     $ 5,773,165   $ (45,249)   $2,168,123   $ (73,270)   $ 7,941,288   $(118,519)
---------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
 NUMBER OF SECURITIES)                      LESS THAN 12 MONTHS                  12 MONTHS OR MORE                         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                  GROSS                                 GROSS                               GROSS
RATIO OF FAIR VALUE TO  NUMBER OF              UNREALIZED    NUMBER OF               UNREALIZED  NUMBER OF                UNREALIZED
AMORTIZED COST          SECURITIES  FAIR VALUE   LOSSES     SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 645       $13,200      $(223)        213       $3,971       $(141)        858       $17,171       $(364)
90% - 95%                   36           340        (22)         24          321         (22)         60           661         (44)
80% - 90%                    9            81        (12)          3            8          (1)         12            89         (13)
------------------------------------------------------------------------------------------------------------------------------------
  Total                    690       $13,621      $(257)        240       $4,300       $(164)        930       $17,921       $(421)
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 35
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $6 million. The securities related to this issuer have a fair value to amortized cost ratio of 80%-90% and have been in an unrealized loss position for less than 12 months.

IDS Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                         2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $260,090, $22,633, and $44,705, respectively             $(483,023)    $42,034    $(83,106)
Reclassification of realized gains, net of tax of $18,381, $10,765, and $6,044, respectively     (34,137)    (19,993)    (11,225)
DAC, net of tax of $28,372, $3,179 and $1,958, respectively                                       52,690       5,905       3,636
DSIC, net of tax of $4,614, $3,538, and $0, respectively                                           8,568      (6,571)         --
Fixed annuity liabilities, net of tax of $2,878, $30,270, and $0, respectively                    (5,345)    (56,216)         --
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                               $(461,247)   $(34,841)   $(90,695)
----------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

--------------------------------------------------------------------------------
                                                      AMORTIZED         FAIR
(THOUSANDS)                                             COST            VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   525,818     $   529,579
Due after 1 through 5 years                            4,288,859       4,301,151
Due after 5 through 10 years                          11,063,792      11,020,647
Due after 10 years                                     1,131,115       1,207,613
--------------------------------------------------------------------------------
                                                      17,009,584      17,058,990
Mortgage and other asset-backed securities            10,804,984      10,691,731
Structured investments                                     2,453           2,453
Preferred and common stocks                                   13              21
--------------------------------------------------------------------------------
Total                                                $27,817,034     $27,753,195
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

------------------------------------------------------------------------------------
(THOUSANDS)                                      2005         2004          2003
------------------------------------------------------------------------------------
Sales                                         $3,124,154   $1,603,285   $12,232,235
Maturities, sinking fund payments and calls   $2,241,829   $1,931,070   $ 4,152,088
Purchases                                     $5,780,183   $4,392,522   $20,527,995
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
36 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                   2005         2004          2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 107,800     $ 48,412     $ 255,348
Gross realized losses from sales           $ (38,602)    $(17,524)    $(135,465)
Other-than-temporary impairments           $ (19,380)    $   (131)    $(102,614)
--------------------------------------------------------------------------------

The $19.4 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $102.6 million of other-than-temporary impairments in 2003 consisted of $54.4 million related to corporate debt securities, $40.9 million related to IDS Life's interests in a CDO securitization trust which was sold in 2005 as discussed below, and $7.3 million related to other securities. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $24.9 million. The carrying value of this retained interest was $526.2 million at December 31, 2004, of which $389.9 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $15.8 million were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                          2005               2004
--------------------------------------------------------------------------------
Mortgage loans on real estate                    $ 2,883,709        $ 2,968,889
Less: allowance for loan losses                      (41,347)           (45,347)
--------------------------------------------------------------------------------
Net mortgage loans                               $ 2,842,362        $ 2,923,542
--------------------------------------------------------------------------------

Syndicated loans                                 $   130,869        $   139,295
Less: allowance for loan losses                       (3,500)            (3,500)
--------------------------------------------------------------------------------
Net syndicated loans                             $   127,369        $   135,795
--------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2005 and 2004, IDS Life's recorded investment in impaired mortgage loans on real estate was $14.0 million and $11.3 million, respectively, with related allowances for mortgage loan losses of $4.0 million for both periods. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $6.3 million and $8.3 million, respectively. IDS Life recognized nil, $0.6 million and $0.8 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31,are as follows:

(THOUSANDS)                                        2005        2004        2003
--------------------------------------------------------------------------------
Balance, beginning of year                     $ 45,347    $ 47,197    $ 44,312
Provision for mortgage loan losses                   --       9,500      11,687
Foreclosures, write-offs and loan sales          (4,000)    (11,350)     (8,802)
--------------------------------------------------------------------------------
Balance, end of year                           $ 41,347    $ 45,347    $ 47,197
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 37
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                  2005                         2004
------------------------------------------------------------------------------------------
                                  ON BALANCE       FUNDING     ON BALANCE       FUNDING
REGION                               SHEET       COMMITMENTS      SHEET       COMMITMENTS
------------------------------------------------------------------------------------------
South Atlantic                    $   594,022    $    10,900   $   588,764    $    24,115
West North Central                    436,367          6,200       433,298         14,550
East North Central                    406,714             --       509,752          1,400
Pacific                               364,448         26,750       332,764         13,700
Mountain                              352,178          8,725       371,801         20,025
Middle Atlantic                       257,625         11,500       270,509          2,600
West South Central                    215,467         17,350       191,410             --
New England                           164,047         20,550       198,297          6,515
East South Central                     92,841          4,850        72,294          9,625
------------------------------------------------------------------------------------------
                                    2,883,709        106,825     2,968,889         92,530
Less: allowance for loan losses       (41,347)            --       (45,347)            --
------------------------------------------------------------------------------------------
    Total                         $ 2,842,362    $   106,825   $ 2,923,542    $    92,530
------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                  2005                         2004
-------------------------------------------------------------------------------------------
                                  ON BALANCE       FUNDING     ON BALANCE       FUNDING
PROPERTY TYPE                        SHEET       COMMITMENTS      SHEET       COMMITMENTS
-------------------------------------------------------------------------------------------
Office buildings                  $ 1,048,566    $    36,000   $ 1,087,700    $     5,840
Department/retail stores              703,811         37,800       734,590         40,075
Apartments                            454,024         10,500       505,632         24,875
Industrial buildings                  453,503         12,000       373,767         15,615
Hotels/motels                          92,335          5,900       109,408             --
Medical buildings                      46,851          2,700        46,960             --
Mixed use                              39,318             --        62,424          4,200
Nursing/retirement homes                4,898             --         9,875             --
Other                                  40,403          1,925        38,533          1,925
-------------------------------------------------------------------------------------------
                                    2,883,709        106,825     2,968,889         92,530
Less: allowance for loan losses       (41,347)            --       (45,347)            --
-------------------------------------------------------------------------------------------
    Total                         $ 2,842,362    $   106,825   $ 2,923,542    $    92,530
-------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                   2005         2004         2003
--------------------------------------------------------------------------------
Income on fixed maturities                 $1,448,882   $1,450,919   $1,423,560
Income on mortgage loans on real estate       196,840      221,022      247,001
Trading securities and other investments      163,814      138,468       63,983
--------------------------------------------------------------------------------
                                            1,809,536    1,810,409    1,734,544
Less: investment expenses                      18,212       32,963       29,359
--------------------------------------------------------------------------------
Total                                      $1,791,324   $1,777,446   $1,705,185
--------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                   2005         2004         2003
--------------------------------------------------------------------------------
Fixed maturities                           $   49,818   $   30,757   $   17,269
Mortgage loans on real estate                  (1,627)      (3,048)     (10,865)
Trading securities and other investments          105         (417)      (1,959)
--------------------------------------------------------------------------------
Total                                      $   48,296   $   27,292   $    4,445
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
38 --- IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

3. VARIABLE INTEREST ENTITIES

The VIEs for which IDS Life was considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which were partially owned by IDS Life and managed by an affiliate. The consolidated SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which were managed by an affiliate. IDS Life liquidated its interest in all three SLTs. One SLT was liquidated in 2004, and the other two SLTs were liquidated in 2005, resulting in a non-cash $27.9 million cumulative net pretax charge and a $13.9 million pretax gain during the years ended December 31, 2004 and 2005, respectively. There is no remaining exposure related to these SLTs as of December 31, 2005.The following table presents the consolidated assets, essentially all of which were restricted, and other balances related to these entities at December 31:

(MILLIONS)                                                                  2004
--------------------------------------------------------------------------------
Restricted cash                                                             $536
Derivative financial instruments(a)                                           43
--------------------------------------------------------------------------------
Total assets                                                                $579
Total liabilities                                                            117
--------------------------------------------------------------------------------
Net assets                                                                  $462
--------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which had a notional amount of $1.8 billion as of December 31, 2004.

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2.5 million of CDO residual tranches managed by an affiliate where IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying value.

4. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 3,637,956    $ 3,336,208    $ 3,077,994
Impact of SOP 03-1                                                                         --         19,600             --
Capitalization of acquisition costs                                                   632,743        533,842        516,928
Amortization, excluding impact of changes in assumptions                             (382,882)      (340,578)      (266,108)
Amortization, impact of annual third quarter changes in DAC-related assumptions        67,000         23,700          1,800
Amortization, impact of other quarter changes in DAC-related assumptions(a)                --         56,100             --
Impact of changes in net unrealized securities losses                                  81,062          9,084          5,594
-----------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 4,035,879    $ 3,637,956    $ 3,336,208
-----------------------------------------------------------------------------------------------------------------------------

(a) Primarily relates to a $65.7 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by IDS Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $9.6 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                          2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   302,997    $   278,971    $   231,100
Impact of SOP 03-1                                                                         --         (2,900)            --
Capitalization of sales inducements                                                    94,319         70,860         71,839
Amortization                                                                          (40,332)       (33,825)       (23,968)
Impact of changes in net unrealized securities losses (gains)                          13,182        (10,109)            --
-----------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   370,166    $   302,997    $   278,971
-----------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 10 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.


--------------------------------------------------------------------------------
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ --- 39
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and GMIB as of December 31:


-----------------------------------------------------------------------------------------------------------------------------------
  VARIABLE ANNUITY GMDB, GMIB AND GGU BY BENEFIT TYPE
  (DOLLARS IN THOUSANDS)                                                                                       2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for Return of Premium  Total Contract Value                             $ 9,106,907    $ 3,241,618
                                                       Contract Value in Separate Accounts              $ 7,409,865    $ 1,727,415
                                                       Net Amount at Risk*                              $    16,727    $   110,922
                                                       Weighted Average Attained Age                             60             62
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for Six Year Reset     Total Contract Value                             $24,608,183    $27,453,193
                                                       Contract Value in Separate Accounts              $20,362,261    $22,787,083
                                                       Net Amount at Risk*                              $   762,724    $ 1,267,225
                                                       Weighted Average Attained Age                             61             60
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                             $ 5,129,201    $ 4,039,358
                                                       Contract Value in Separate Accounts              $ 4,210,758    $ 3,078,491
                                                       Net Amount at Risk*                              $    45,363    $    55,622
                                                       Weighted Average Attained Age                             61             61
-----------------------------------------------------------------------------------------------------------------------------------
 Contracts with Other GMDB                             Total Contract Value                             $   993,152    $   494,668
                                                       Contract Value in Separate Accounts              $   891,930    $   397,696
                                                       Net Amount at Risk*                              $    16,415    $    11,689
                                                       Weighted Average Attained Age                             59             66
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GGU Death Benefit                     Total Contract Value                             $   619,846    $   450,067
                                                       Contract Value in Separate Accounts              $   535,821    $   363,753
                                                       Net Amount at Risk*                              $    34,844    $    18,192
                                                       Weighted Average Attained Age                             61             64
-----------------------------------------------------------------------------------------------------------------------------------
  Contracts with GMIB                                  Total Contract Value                             $   792,578    $   603,251
                                                       Contract Value in Separate Accounts              $   711,759    $   517,596
                                                       Net Amount at Risk*                              $    15,970    $    11,886
                                                       Weighted Average Attained Age                             60             59
-----------------------------------------------------------------------------------------------------------------------------------
  * Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
-----------------------------------------------------------------------------------------------------------------------------------
  ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                           GMDB & GGU           GMIB
-----------------------------------------------------------------------------------------------------------------------------------
  For the year ended December 31, 2005                 Liability balance at January 1                       $29,966         $2,989
                                                       Reported claims                                      $12,203         $   --
                                                       Liability balance at December 31                     $16,451         $3,528
                                                       Incurred claims (reported + change in liability)     $(1,312)        $  539
-----------------------------------------------------------------------------------------------------------------------------------


The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.



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IDS Life Insurance Company
--------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                         2005        2004        2003
----------------------------------------------------------------------------------
Federal income tax:
    Current                                     $ 55,766   $ 159,783    $ 91,862
    Deferred                                     122,264      70,574     (30,714)
----------------------------------------------------------------------------------
Total federal income taxes                       178,030     230,357      61,148
State income taxes-current                         3,627      (4,180)      5,797
----------------------------------------------------------------------------------
Income tax provision before accounting change   $181,657   $ 226,177    $ 66,945
----------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                    2005        2004        2003
----------------------------------------------------------------------------------
Tax at U.S. statutory rate                          35.0%       35.0%       35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income             (9.7)       (3.1)      (10.6)
State income taxes, net of federal benefit           0.4        (0.4)        0.7
Affordable housing credits                            --          --       (12.8)
Taxes applicable to prior years                      3.2        (2.6)         --
Other, net                                          (0.5)       (0.4)       (0.6)
----------------------------------------------------------------------------------
Income tax provision before accounting change       28.4%       28.5%       11.7%
----------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                        2005         2004
--------------------------------------------------------------------------------------------------------
Deferred income tax assets:
    Policy reserves                                                             $1,101,836   $1,035,300
    Other investments                                                               69,864      139,066
    Deferred taxes related to net securities and derivative unrealized losses       70,379           --
    Other                                                                           61,896       55,556
--------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                 1,303,975    1,229,922
--------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
    Deferred policy acquisition costs                                            1,154,402    1,116,235
    Deferred taxes related to net securities and derivative unrealized gains            --      183,988
    Other                                                                          158,672       70,901
--------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                            1,313,074    1,371,124
--------------------------------------------------------------------------------------------------------
Deferred income tax liabilities, net                                            $    9,099   $  141,202
--------------------------------------------------------------------------------------------------------

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life has made distributions of $19 million, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life is liquidated. Deferred income taxes of $0.4 million have not been established as distributions of the remaining policyholders' surplus account are contemplated in 2006.

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life has $231 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

taxable income to enable IDS Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, IDS Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore IDS Life will also be required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                       2005         2004         2003
---------------------------------------------------------------------------------
Net unrealized securities losses              $248,363      $18,761      $48,791
Net unrealized derivative losses                 6,004       12,426        4,188
---------------------------------------------------------------------------------
Net income tax benefit                        $254,367      $31,187      $52,979
---------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to Ameriprise Financial are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $925.1 million and $909.7 million as of December 31, 2005 and 2004, respectively. In addition, any dividend or distribution paid prior to December 24, 2006 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 24, 2006 to December 31, 2006, dividends or distributions in excess of $327.5 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                   2005           2004           2003
----------------------------------------------------------------------------------
Statutory net income                    $  341,235     $  379,950     $  432,063
Statutory capital and surplus            2,942,153      2,276,724      2,804,593

IDS Life Insurance Company and its wholly-owned life insurance subsidiaries are subject to regulatory capital requirements. Actual capital, determined on a statutory basis, and regulatory capital requirements for each of the life insurance entities as of December 31, 2005 are as follows:

                                                                                  REGULATORY
                                                                                   CAPITAL
(THOUSANDS)                                                ACTUAL CAPITAL(A)     REQUIREMENT
---------------------------------------------------------------------------------------------
IDS Life Insurance Company                                    $3,270,285          $750,975
American Enterprise Life Insurance Company                       583,303           125,285
IDS Life Insurance Company of New York                           246,001            39,880
American Partners Life Insurance Company                          67,382            10,906
American Centurion Life Assurance Company                         61,748            12,654
---------------------------------------------------------------------------------------------

(a) Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves.

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to Ameriprise Financial under a collateral loan agreement. There was no balance on the loan at December 31, 2005 and 2004. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services IDS Life provides. For the years ended December 31, 2005, 2004 and 2003, IDS Life received$55.7 million, $81.5 million, and $14.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, IDS Life received $19.5 million under the agreement with RiverSource Investments, LLC.



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IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.9 million in 2005, $0.5 million in 2004, and $0.3 million in 2003.

IDS Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees whohave met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $3.2 million,$2.4 million, and $2.2 million, respectively.

IDS Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2005, 2004 and 2003 was $1.1 million, $0.5 million, and $2.1 million, respectively.

Charges by Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $725.2 million, $600.6 million, and $549.2 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

In connection with the separation, IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, IDS Life approved and paid dividends to Ameriprise Financial of $380 million. During the second and fourth quarter of 2004, IDS Life approved and paid dividends to Ameriprise Financial of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2005 and 2004 are $7.6 million and $30.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

9. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $160.1 billion,$147.5 billion and $131.1 billion, respectively, of which $86.3 billion, $70.9 billion and $53.8 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $174.9 million, $159.6 million and $144.7 million and reinsurance recovered from reinsurers amounted to $105.6 million, $73.3 million and $60.3 million, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

10. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. IDS Life does not engage in any derivative instrument trading activities. Credit risk associated with IDS Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, IDS Life may, from time to time, enter into master netting agreements wherever practical. The following summarizes IDS Life's use of derivative financial instruments.


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IDS Life Insurance Company
--------------------------------------------------------------------------------

Cash Flow Hedges

IDS Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2005, 2004 and 2003, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 13 years and relates to forecasted fixed annuity sales. There were losses of $1.8 million for the year ended December 31, 2005 and no gains or losses for the years ended December 31, 2004 and 2003 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2005, 2004 and 2003, IDS Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                                                                        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------------
Holding losses, net of tax of $6,628, $11,901, and $3,663, respectively                          $(12,309)   $(22,102)   $(6,802)
Reclassification for realized losses (gains), net of tax of $624, $525, and $525, respectively      1,159        (975)      (975)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized derivative losses                                                                 $(11,150)   $(23,077)   $(7,777)
----------------------------------------------------------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by IDS Life related to equity-indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, IDS Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities.

Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. IDS Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was$124.6 million and $27.8 million, respectively. As of December 31, 2005 and 2004, the fair value of the written options was $(0.8) million and $(0.9) million, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the equity indexed annuities are recognized in interest credited to account values and the changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities is recognized in future policy benefits for fixed annuities and the fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $47.9 million and $34.6 million at December 31, 2005 and 2004, respectively.



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IDS Life Insurance Company
--------------------------------------------------------------------------------

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                            2005                       2004
----------------------------------------------------------------------------------------------------------------------
                                                                 CARRYING        FAIR        CARRYING        FAIR
(THOUSANDS)                                                       VALUE          VALUE         VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values        $   233,589   $   233,589   $   667,248   $   667,248
Available-for-Sale securities                                    27,753,195    27,753,195    28,162,451    28,162,451
Mortgage loans on real estate, net                                2,842,362     2,976,688     2,923,542     3,149,986
Policy loans                                                        605,212       605,212       588,574       588,574
Trading securities                                                   23,956        23,956       168,055       168,055
Other investments                                                   127,369       131,475       135,795       140,428
Separate account assets                                          37,929,960    37,929,960    32,454,032    32,454,032
Derivative financial instruments                                    133,263       133,263        97,784        97,784

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values   $    25,000   $    25,000   $    47,000   $    47,000
Fixed annuity reserves                                           24,637,806    23,840,988    25,522,643    24,733,010
Separate account liabilities                                     33,154,528    31,742,503    28,284,118    27,164,063
Derivative financial instruments                                      6,941         6,941         4,290         4,290
----------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate(net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents, restricted cash and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Other investments include IDS Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses in the Consolidated Balance Sheets. Fair values are based on quoted market prices.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.


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


IDS Life Insurance Company
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion as of both December 31, 2005 and 2004. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $496.4 million and $534.4 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $4.8 billion and $4.2 billion at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $2.0 billion and $1.7 billion as of December 31, 2005 and 2004, respectively.

12. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and recently completed its audit of IDS Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial condition or results of operations as a result of these audits.



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

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life Accounts F,IZ,JZ,G,H,N,KZ,LZ,MZ,PZ,RZ,QZ,SZ and TZ:

                Report of Independent Registered Public Accounting Firm dated March 31, 2006.
                Statements of Assets and Liabilities at Dec. 31, 2005. Statements of Operations for the year ended Dec. 31, 2005. Statements of Changes in Net Assets for the year ended
                Dec. 31, 2005 and year ended Dec. 31, 2004.

                Notes to Financial Statements.

         IDS Life Insurance Company:

                Report of Independent Registered Public Accounting Firm dated February 27, 2006.
                Consolidated Balance Sheets at Dec. 31, 2005 and 2004. Consolidated Statements of Income for the years ended
                Dec. 31, 2005, 2004, and 2003.
                Consolidated  Statements  of Cash Flows for the years ended
                Dec. 31,  2005, 2004, and 2003.
                Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 2005, 2004, and 2003.

                Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 11 to Registration Statement No. 33-4173 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 11 to Registration Statement No. 33-4173 is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life establishing Account IZ and Account JZ on Sept. 20, 1991, filed electronically as Exhibit
         1.3 to Post-Effective Amendment No. 11 to Registration Statement No. 33-4173 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 15 to Registration Statement No. 33-4173 is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts PZ, QZ, RZ, SZ AND TZ on March 30, 2001, is filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 20 to Registration Statement No. 33-4173 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Qualified Deferred Annuity Contract (form 30307) filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 11 to registration Statement No. 33-4173 is incorporated herein by reference.

4.2 Copy of Non-Qualified Deferred Annuity Contract (form 30302D) filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 11 to Registration Statement No. 33-4173 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract (IRA) (form 30307) filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 11 to Registration Statement No. 33-4173 is incorporated herein by reference.

5.       Copy of  Application  for IDS  Flexible  Annuity  Contract,  filed  as
         Exhibit 5(b) to Registration Statement No. 33-4173 is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 12 to Registration Statement No. 33-4173 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of IDS Life Insurance Company filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 33 to Registration Statement No. 2-73114 is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment
         No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 33 to Registration Statement No. 2-73114 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

11.      None.

12.      Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005 filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 24 to Registration Statement No. 33-4173 is incorporated by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004 filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 24 to Registration Statement No. 33-4173 is incorporated by reference.

13.3 Power of Attorney to sign Amendments to this Registration Statement, dated Dec. 5, 2005, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contractowners

         On March 31, 2006, there were 173,721 qualified contracts and 71,687 non-qualified contracts in IDS Life Accounts F,IZ,JZ,
         G,H,N,KZ,LZ,MZ,PZ,QZ,RZ,SZ and TZ.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Richard N. Bush                       Senior Vice President - Corporate Tax

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Brian J. McGrane                      Director, Executive Vice President
                                             and Chief Financial Officer

     Thomas W. Murphy                      Vice President - Investments

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Kevin E. Palmer                       Director, Vice President and Chief
                                           Actuary

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel and
                                           Assistant Secretary

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

                         NET UNDERWRITING
NAME OF PRINCIPAL        DISCOUNTS AND        COMPENSATION ON    BROKERAGE
UNDERWRITER              COMMISSIONS          REDEMPTION         COMMISSIONS       COMPENSATION
----------------------   ------------------   ----------------   ---------------   ------------
IDS Life                 $ 96,912,450         None               None              None

Item 30. Location of Accounts and Records

         IDS Life Insurance Company

         70100 Ameriprise Financial Center

         Minneapolis, MN

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2006.

     IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ
     -----------------------------------------------------------------------
                                  (Registrant)

                                    By IDS Life Insurance Company
                                       --------------------------
                                             (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2006.

/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive Vice
------------------------------------          President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Brian J. McGrane***                      Director, Executive Vice President
------------------------------------          and Chief Financial Officer
     Brian J. McGrane

/s/  Kevin E. Palmer***                       Director, Vice President and Chief
------------------------------------          Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 33-4173, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 filed electronically as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 33-4173, by:

*** Signed pursuant to Power of Attorney dated Dec. 5, 2005, filed electronically herewith as Exhibit 13.3, by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                    CONTENTS OF REGISTRATION STATEMENT NO. 26

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.